INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY	12 Months Ended
Dec. 31, 2024
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

14.INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

Company

Details of the Company’s subsidiaries at 31 December 2024 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
9377-2556 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2023

**** Holding company

	2024	2023	2022
Investment in subsidiaries	$’000	$’000	$’000
At January 1	59,050	80,067	15,067
Impairment	(32,819)	(21,017)	—
Additions	—	—	65,000
Disposals	—	—	(15,067)
At 31 December	26,231	59,050	80,067

Argo Holdings US Inc. was incorporated on November 22, 2023, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801. The company contributed shares in Argo Innovation Facilities (US) valued at $65m.

Argo Operations US LLC was formed on November 22, 2022, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801.

Argo Innovation Facilities (US) Inc was incorporated on 25 February 2022 with a registered address of 2028 East Ben White Blvd. Austin, TX 78740. This entity held the Helios facility and real property in Dickens County, Texas. On 21 December 2023, Argo Innovation Facilities (US) Inc. was converted to Galaxy Power LLC. Galaxy Power LLC was sold on 28 December 2022 pursuant to an equity purchase agreement. The proceeds received for the sale were $65 million against a book value of $120 million resulting in a loss on sale for the Group of $55 million.

The effects of the disposal of Galaxy Power LLC on the cash flows of the Group were:

Group
At 28 December
2022
$000
Carrying amounts of assets and liabilities as at the date of disposal:
Cash and bank balances	1,678
Property, plant and equipment	129,736
Trade and other debtors	367
Total assets	131,782
Trade and other creditors	12,077
Total liabilities	12,077
Net assets disposed of	119,705
Cash flows arising from disposal:
Proceeds used to paydown existing debt	56,029
Proceeds used for new loans	8,258
Total Proceeds	64,287
Net assets disposed of (as above)	119,705
Loss on disposal	(55,418)